Acquisition	12 Months Ended
Dec. 31, 2011
Acquisition [Abstract]
Acquisition

(2) Acquisition

On December 15, 2011, the Company acquired 100 percent of the outstanding common shares of Tube Supply (the “Acquisition”). The Acquisition was accounted for using the acquisition method. Accordingly, the purchase price has been allocated to the assets acquired and liabilities assumed based on estimated fair values at date of acquisition. The nonrecurring fair value measurements are classified as Level 3 in the fair value hierarchy (see Note 10 for the definition of Level 3 inputs).

The results and the assets of Tube Supply are included in the Company’s Metals segment.

Tube Supply, based in Houston, Texas, is a leading value-added distributor of specialty tubular and bar products for the oil and gas industry. Tube Supply provides high quality products and services primarily to the North American oilfield equipment manufacturing industry. Tube Supply operates two service centers, which are located in Houston, Texas and Edmonton, Alberta. The Acquisition will allow the Company to capitalize on the growing demand and opportunities in the oil and gas sector through new product offerings to an expanded customer base.

The aggregate purchase price was $184,385 and represents the aggregate cash purchase price, including an estimated working capital adjustment. The premium paid in excess of the fair value of the net assets acquired was primarily for the ability to expand the Company’s oil and gas product offerings, as well as to obtain Tube Supply’s skilled, established workforce.

During 2011, the Company incurred $4,260 of direct acquisition-related costs, which are recorded in Sales, general and administrative expense.

An allocation of the purchase price to the fair value of the assets acquired and liabilities assumed is as follows:

Purchase Price Allocation

September 30,

Current assets	$134,817
Property, plant and equipment, net	6,767
Other assets	346
Trade name	7,700
Customer relationships	48,800
Non-compete agreements	1,000
Developed technology	1,400
Goodwill	19,637

Total assets acquired	220,467

Current liabilities	33,211
Long-term liabilities	2,871

Total liabilities assumed	36,082

Total purchase price	$184,385

The purchase price allocation is preliminary and it is subject to change upon the finalization of items such as the determination of fair values of pre-acquisition contingencies, finalization of the working capital adjustments, and certain tax related matters. The acquired intangible assets have a weighted average useful life of approximately 11.4 years. Useful lives by intangible asset category are as follows: trade name – 10 years, customer relationships – 12 years, non-compete agreements – 3 years and developed technology – 3 years.

At closing, the Company entered into a lease agreement with the former owners of Tube Supply who are now the employees of the Company. At December 31, 2011, an unfavorable lease liability of $2,871 associated with the lease for a newly constructed distribution center used by Tube Supply, is recorded in other non-current liabilities. The current portion of the unfavorable lease liability in the amount of $645 is included in accrued liabilities in the consolidated balance sheets at December 31, 2011. The unfavorable lease liability resulted from the present value of the difference between the estimated fair market value and the executed contract price the Company will pay to lease the property. The unfavorable lease liability will be amortized over the life of the lease.

The goodwill and intangible assets are deductible for tax purposes.

The net sales and net income for Tube Supply during the period from December 15, 2011 through December 31, 2011 were $7,648 and $901, respectively.

The following unaudited pro forma summary presents the effect of the Acquisition during the years ended December 31, 2011 and 2010 as though the business had been acquired as of January 1, 2010:

	September 30,	September 30,
	Year ended December 31, (Unaudited)
	2011	2010

Pro forma net sales	$1,332,176	$1,069,564
Pro forma net income (loss)	7,033	(24,268)

Pro forma basic net income (loss) per share	$0.31	$(1.06)
Pro forma diluted net income (loss) per share	0.28	(1.06)

Unaudited pro forma supplemental information is based upon management estimates and judgments. The unaudited pro forma supplemental information also includes purchase accounting and interest expense adjustments and the related tax effects. The unaudited pro forma supplemental information for the year ended December 31, 2011 excludes direct acquisition-related costs of $4,260 and includes loss on extinguishment of debt of $6,153 and interest costs of $7,366 associated with the underwriting fee for debt financing and the mark-to-market adjustment for the conversion option on the convertible bonds. The unaudited pro forma supplemental information for the year ended December 31, 2010 includes direct acquisition-related costs of $4,260. These pro forma results are not necessarily indicative of what would have occurred if the acquisition had been in effect for the period presented or of future results.

See Note 9 for detailed discussion on the Company’s new debt financing structure to finance the Acquisition.